Average Annual Total Returns - First Trust Latin America AlphaDEX Fund	First Trust Latin America AlphaDEX Fund 1 Year	First Trust Latin America AlphaDEX Fund 5 Years	First Trust Latin America AlphaDEX Fund Since Inception	First Trust Latin America AlphaDEX Fund Inception Date	First Trust Latin America AlphaDEX Fund After tax on distributions 1 Year	First Trust Latin America AlphaDEX Fund After tax on distributions 5 Years	First Trust Latin America AlphaDEX Fund After tax on distributions Since Inception	First Trust Latin America AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Latin America AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Latin America AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ AlphaDEX® Latin America Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ AlphaDEX® Latin America Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ AlphaDEX® Latin America Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ Latin America Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ Latin America Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ Latin America Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI EM Latin America Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EM Latin America Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EM Latin America Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(12.32%)	12.00%	(1.13%)	Apr. 18, 2011	(13.13%)	10.26%	(2.43%)	(7.43%)	8.70%	(1.41%)	(10.85%)	[1]	13.25%	[1]	[1]	(14.69%)	[1]	9.46%	[1]	[1]	(13.80%)	8.93%	(3.34%)

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.